Deposit for Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 sqm
Deposits [Line Items]
Square meters of office building	10,000
Percentage of annual interest rate on refundable deposit	10.00%
Refundable Deposits
Deposits [Line Items]
Deposit assets	8,750